Commitments, contingencies and guarantees - Maturities of commitments (Detail) ¥ in Millions	Sep. 30, 2017 JPY (¥)
Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	¥ 1,009,812
Commitments to invest [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	14,200
Less than 1 year [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	390,110
Less than 1 year [Member] | Commitments to invest [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	239
1 to 3 years [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	109,727
1 to 3 years [Member] | Commitments to invest [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount
3 to 5 years [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	174,518
3 to 5 years [Member] | Commitments to invest [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	486
More than 5 years [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	335,457
More than 5 years [Member] | Commitments to invest [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	¥ 13,475